OPERATING EXPENSES - Schedule of Performance-Based Compensation Costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPERATING EXPENSES (Details) - Schedule of Performance-Based Compensation Costs [Line Items]
Performance-based cash awards	£ 134	£ 12	£ 89
Performance based compensation expense comprises
OPERATING EXPENSES (Details) - Schedule of Performance-Based Compensation Costs [Line Items]
Awards made	335	117	380
Performance-based compensation expense deferred until later years comprises
OPERATING EXPENSES (Details) - Schedule of Performance-Based Compensation Costs [Line Items]
Awards made	132	61	149
Current year | Performance based compensation expense comprises
OPERATING EXPENSES (Details) - Schedule of Performance-Based Compensation Costs [Line Items]
Awards made	313	22	244
Current year | Performance-based compensation expense deferred until later years comprises
OPERATING EXPENSES (Details) - Schedule of Performance-Based Compensation Costs [Line Items]
Awards made	110	30	113
Prior year | Performance based compensation expense comprises
OPERATING EXPENSES (Details) - Schedule of Performance-Based Compensation Costs [Line Items]
Awards made	22	95	136
Prior year | Performance-based compensation expense deferred until later years comprises
OPERATING EXPENSES (Details) - Schedule of Performance-Based Compensation Costs [Line Items]
Awards made	£ 22	£ 31	£ 36